TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2019
TRADE PAYABLES
Schedule of Trade Payables

	As of December 31,
	2019	2018
Current
Suppliers and commercial accruals	31,082	34,285
Companies under sect. 33 - Law No. 19,550 and Related Parties (Note 29.c)	881	873
	31,963	35,158
Non-current
Suppliers and commercial accruals	2,355	876
	2,355	876
Total trade payables	34,318	36,034